Offerings - Offering: 1	Oct. 23, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A ordinary share, par value US$ 0.00000005 per share
Maximum Aggregate Offering Price	$ 270,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 37,287.00
Offering Note	American depositary shares issuable upon deposit of class A ordinary shares registered hereby have been registered under a separate registration statement on Form F-6 (Registration No. 333-283941). Each American depositary share represents fifteen Class A ordinary shares. An unspecified maximum aggregate offering price per unit and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices